Related Parties Balances and Transactions - Schedule of Related Party Transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Youxiang Group [Member]
Schedule of Related Party Transactions [Line Items]
Lease expenses	[1]		¥ 27	¥ 853
Revenues	[2]	95	476	22,398
Property management expense	[3]	492	915	6,872
Settlement of payable by disposal of a subsidiary/property	[4]			24,150
Guangdong Advertising Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Lease expenses	[1]	584	698	857
Revenues	[5]	20,799	26,043	24,993
Purchase of advertisement distribution resources	[6]	74	621	424
Ucommune Venture Group [Member]
Schedule of Related Party Transactions [Line Items]
Revenues		42
Loans exempt from related parties	[7]	11,537
Loans exempt to related parties	[7]	7,875
Guangdong Advertising Marketing Group [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of advertisement distribution resources	[6]	¥ 4,224	¥ 42,302	¥ 96,547

[1]	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd.
[2]	The amount represents consulting and workspace membership service provided to Youxiang Group.
[3]	The amount represents property management services provided by Youxiang Group.
[4]	On July 20, 2022, the Company disposed of three of its properties located in Kaifeng, Henan Province to Youxiang Group with a total consideration of RMB31,000 evaluated by the assistance of a third-party appraiser, of which RMB24,150 was used to settle the payables due to Youxiang Group. The disposal loss of RMB13,128 was recognized into additional paid-in capital as it is the transaction under common control.
[5]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[6]	The amount represents advertisement distribution services provided by these related parties.
[7]	The amount represents loans exempt from and exempt to Ucommune Venture Group.